As filed with the U.S. Securities and Exchange Commission on May 11, 2015

Securities Act File No. 33-40603

Investment Company Act File No. 811-06310

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 79	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81
(Check appropriate box or boxes)

Legg Mason Partners Variable Income Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Variable Income Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Western Asset Core Plus VIT Portfolio and Western Asset Variable Global High Yield Bond Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE INCOME TRUST, hereby certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 11th day of May, 2015.

LEGG MASON PARTNERS VARIABLE INCOME TRUST, on behalf of its series:

Western Asset Variable Global High Yield Bond Portfolio

Western Asset Core Plus VIT Portfolio

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 11, 2015.

Signature	Title

/s/ Kenneth D. Fuller	President, Principal Executive Officer and Trustee
Kenneth D. Fuller

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Elliott J. Berv*	Trustee
Elliott J. Berv

Jane F. Dasher*	Trustee
Jane F. Dasher

Mark T. Finn*	Trustee
Mark T. Finn

Stephen R. Gross*	Trustee
Stephen R. Gross

Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

Diana R. Harrington*	Trustee
Diana R. Harrington

Susan M. Heilbron*	Trustee
Susan M. Heilbron

Susan B. Kerley*	Trustee
Susan B, Kerley

Alan G. Merten*	Trustee
Alan G. Merten

R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase